COST REDUCTION ACTIONS (Details 2) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Severance and related costs
Cost Reduction Actions
Charges (Reversals), net	$ 17.5	$ 4.7	$ 16.8	$ 13.5	$ 6.7	$ 5.1	$ 35.9	$ 7.0	$ 52.5	$ 54.7	$ 27.2
2015/2016 Actions
Cost Reduction Actions
Charges (Reversals), net									26.1
2015/2016 Actions | Severance and related costs
Cost Reduction Actions
Charges (Reversals), net									22.7
Cash payments									(14.3)
Ending Balance	8.4								8.4
2015/2016 Actions | Asset impairment charges
Cost Reduction Actions
Charges (Reversals), net									2.9
Non-cash Impairment									(2.9)
2015/2016 Actions | Lease cancellation costs
Cost Reduction Actions
Charges (Reversals), net									0.5
Cash payments									(0.3)
Ending Balance	0.2								0.2
2014/2015 Actions
Cost Reduction Actions
Charges (Reversals), net									33.4	66.5
2014/2015 Actions | Severance and related costs
Cost Reduction Actions
Beginning Balance				16.8					16.8
Charges (Reversals), net									29.8	55.1
Cash payments									(40.9)	(35.6)
Foreign Currency translation									(0.9)	(2.7)
Ending Balance	4.8				16.8				4.8	16.8
2014/2015 Actions | Asset impairment charges
Cost Reduction Actions
Charges (Reversals), net									3.3	10.8
Non-cash Impairment									(3.3)	(10.8)
2014/2015 Actions | Lease and other contract cancellation costs
Cost Reduction Actions
Beginning Balance				0.1					0.1
Charges (Reversals), net									0.3	0.6
Cash payments									(0.4)	(0.5)
Ending Balance					0.1					0.1
2012 Program
Cost Reduction Actions
Charges (Reversals), net											40.3
2012 Program | Severance and related costs
Cost Reduction Actions
Beginning Balance				0.8				6.6	0.8	6.6
Charges (Reversals), net										(0.4)
Cash payments										(5.2)
Foreign Currency translation									(0.1)	(0.2)
Ending Balance	0.7				0.8				0.7	0.8	6.6
2012 Program | Lease and other contract cancellation costs
Cost Reduction Actions
Beginning Balance								0.2		0.2
Cash payments										(0.2)
Ending Balance											0.2
Total including discontinued operations
Cost Reduction Actions
Beginning Balance				$ 17.7				$ 6.8	17.7	6.8
Charges (Reversals), net									59.5	66.1
Cash payments									(55.9)	(41.5)
Non-cash Impairment									(6.2)	(10.8)
Foreign Currency translation									(1.0)	(2.9)
Ending Balance	$ 14.1				$ 17.7				$ 14.1	$ 17.7	$ 6.8